-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                 TAX-EXEMPT FUND
                                 ---------------

                              SEMIANNUAL REPORT

                              June 30, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

`                             INVESTMENT UPDATE

                              About the fund,
                              economy and markets

                              FUND INFORMATION

                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                     FINANCIAL INTERMEDIARIES
                                                              1999
                                                    ---------------------------

                                                         For Excellence
                                                               in
                                                            Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy grew at a 4.8% pace during the first quarter of 2000, down significantly from the end of last year. Early indicators suggested that growth had slowed in the second quarter. However, the Department of Commerce reported growth at a slightly higher 5.2%.

o The Federal Reserve Board raised short-term interest rates three times during the six- month period. The federal funds rate now stands at 6.5%.

o Unemployment edged up to 4.1% toward the end of the period, the first increase in four years. Retail sales, car buying and housing starts all cooled considerably as consumer confidence weakened slightly.

THE MARKETS
o Equity markets trended downward over the first half of 2000. Stocks were volatile, and all key market indices ended lower. The Nasdaq sunk into bear market territory, ending the second quarter at -2.4%, while the S&P 500 returned -0.4%.(1)

o The yield on the bond market's new benchmark, the 10-year intermediate Treasury bond, fell from 6.4% to 6.0%. However, the bond market performance was generally lackluster during the period. Mortgage bonds remained steady, but high yield and corporate bonds were weak.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 2000, Class A shares of State Street Research Tax-Exempt Fund returned 3.92% (does not reflect sales charge).(2) The fund underperformed the Lehman Brothers Municipal Bond Index, which gained 4.48% over the same period.(1)

o Long maturity bonds made a positive contribution to performance.

o The fund's investment in California bonds also helped performance. The fund's top- performing bonds were all solid, improving credits in a state where demand for municipal bonds remained high.

o The fund's investment in New York bonds hurt performance. The call and maturity structure of New York bonds is out of favor with the marketplace.

CURRENT STRATEGY
o We will continue to emphasize high quality bonds with good liquidity.

o Our target duration is slightly longer than the Lehman Brothers Municipal Bond Index.

o We will continue to monitor the high yield bonds in the portfolio and sell selectively where appropriate.

June 30, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed-rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) 3.42% for Class B(1) shares; 3.54% for Class B shares; 3.54% for Class C shares; 4.07% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(6) The fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2000)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3),(4),(5),(6)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                   (since 8/25/86)      10 YEARS      5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                 6.04%           5.73%        4.29%           -3.67%
-----------------------------------------------------------------------------
Class B(1)              5.98%           5.65%        4.14%           -4.79%
-----------------------------------------------------------------------------
Class B                 5.99%           5.66%        4.16%           -4.68%
-----------------------------------------------------------------------------
Class C                 5.99%           5.66%        4.51%           -0.83%
-----------------------------------------------------------------------------
Class S                 6.52%           6.39%        5.53%            1.14%
-----------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3),(5),(6)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                   (since 8/25/86)      10 YEARS      5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                 6.40%           6.22%        5.26%            0.87%
-----------------------------------------------------------------------------
Class B(1)              5.99%           5.65%        4.48%            0.01%
-----------------------------------------------------------------------------
Class B                 5.99%           5.67%        4.50%            0.13%
-----------------------------------------------------------------------------
Class C                 6.00%           5.67%        4.51%            0.13%
-----------------------------------------------------------------------------
Class S                 6.52%           6.39%        5.33%            1.14%
-----------------------------------------------------------------------------

                                              TAXABLE
                                             EQUIVALENT
                                               YIELD
                                            (36% federal
                               YIELD        tax bracket)
----------------------------------------------------------
Class A                        4.39%           6.86%
----------------------------------------------------------
Class B(1)                     3.91%           6.11%
----------------------------------------------------------
Class B                        3.90%           6.09%
----------------------------------------------------------
Class C                        3.84%           6.00%
----------------------------------------------------------
Class S                        4.91%           7.67%
----------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 2000. While a substantial portion of income will be exempt from Federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax. Investors should consult their tax adviser.

BOND QUALITY RATINGS*
(by percentage of net assets)

AAA                      37%
AA                       17%
A                         4%
BBB                      32%
BB                       10%


As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

*22% of the above bonds were not rated but were included among relevant rating categories as determined by the fund's manager.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL             MATURITY               VALUE
                                                             AMOUNT                DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.5%
CALIFORNIA 15.8%
Santa Clara County Financing Authority, (VMC Facility
Replacement Project), 1994 Series A Bonds, AMBAC
Insured, 7.75% ......................................      $1,000,000           11/15/2008           $  1,201,830

Foothill/Eastern Transportation Corridor Agency,
Series 1995A Senior Lien Convertible Capital
Appreciation Bonds, 0.00% ...........................       1,695,000            1/01/2010              1,468,599

Port Hueneme Redevelopment Agency, Central Community
Project, 1993 Tax Allocation Refunding Bonds, AMBAC
Insured, 5.50% ......................................       1,800,000            5/01/2014              1,868,832

California Pollution Control Financing Authority,
Pollution Control Refunding Revenue Bonds, (San Diego
Gas & Electric Company), 1996 Series A, 5.90% .......       2,200,000            6/01/2014              2,341,966

Sacramento Power Authority, Cogeneration Project
Revenue Bonds, (Procter & Gamble Project), 1995
Series, 6.50% .......................................       1,300,000            7/01/2014              1,443,195

California Housing Finance Agency, Home Mortgage
Revenue Bonds, 1994 Series G, 7.20% .................       1,500,000            8/01/2014              1,581,510

California Educational Facilities Authority, Series
1994 Revenue Bonds, (Southwestern University
Project), Series 1995, 6.60% ........................       1,000,000           11/01/2014              1,070,270

County of Madera, California, Certificates of
Participation, (Valley Childrens Hospital Project),
Series 1995, MBIA Insured, 6.50% ....................       1,000,000            3/15/2015              1,122,420

California Pollution Control Financing Authority,
Pollution Control Revenue Bonds, (San Diego Gas &
Electric Company), 1991 Series A, Subject to AMT,
6.80% ...............................................         600,000            6/01/2015                679,254

Roseville Joint Union High School District, 1992
General Obligation Bonds, Series B, FGIC Insured,
0.00% ...............................................       1,000,000            8/01/2015                434,410

Ukiah Unified School District (Mendocino County,
California), General Obligation Bonds, Election of
1997, Series 1997, FGIC Insured, 0.00% ..............       3,085,000            8/01/2018              1,092,182

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995 A (Fixed Rate),
Capital Appreciation Bonds, Senior Lien Series A,
0.00% ...............................................       5,000,000            1/01/2019              1,740,700

San Joaquin Hills Transportation Corridor Agency,
Toll Road Refunding Revenue Bonds, Series 1997A,
Convertible Capital Appreciation Bonds, 0.00% .......       5,000,000            1/15/2019              3,150,300

Redevelopment Agency of the City of Pittsburg,
California, Los Medanos Community Development
Project, Tax Allocation Bonds, Series 1999, AMBAC
Insured, 0.00% ......................................       2,000,000            8/01/2019                656,240

County of Sacramento, Laguna Creek Ranch/Elliott
Ranch Community Facilities District No.1, Improvement
Area No. 2 Special Tax Refunding Bonds, (Elliott
Ranch), 6.30% .......................................      3,000,000            9/01/2021               2,907,810

Anaheim Public Financing Authority, Lease Revenue
Bonds, (Anaheim Public Improvement Project),
Subordinate, 1997 Series C Capital Appreciation
Bonds, FSA Insured, 0.00% ...........................       3,125,000            9/01/2025                702,969

City of Davis, Public Facilities Financing Authority,
Local Agency Revenue Bonds, 1997 Series A, 6.60% ....       1,030,000            9/01/2025              1,029,887

Sacramento, California, City Financing Authority,
Senior Revenue Bonds, (Sacramento Convention Center
Hotel Project), 1999 Series A, 6.25% ................       5,000,000            1/01/2030              4,693,950

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995A Senior Lien, Pre-
Refunding to 1/01/2007 @ 96.22, 6.50% ...............       6,000,000            1/01/2032              6,682,800
                                                                                                     ------------
                                                                                                       35,869,124
                                                                                                     ------------
COLORADO 4.8%

Metropolitan Football Stadium District (Colorado),
Sales Tax Revenue Bonds, Series 1999A, MBIA Insured,
0.00% ...............................................         500,000            1/01/2012                266,915

E-470 Public Highway Authority, Senior Revenue Bonds,
Series 1997B, (Capital Appreciation Bonds), MBIA
Insured, 0.00% ......................................       5,000,000            9/01/2016              1,970,050

Eaglebend Affordable Housing Corporation, Multifamily
Housing Project Revenue Refunding Bonds, Series
1997A, 6.45% ........................................       2,000,000            7/01/2021              1,865,400

Colorado Housing and Finance Authority, Single Family
Program, 1997 Series B-2 Senior Bonds, Subject to
AMT, 7.00% ..........................................       1,000,000            5/01/2026              1,054,430

Arapahoe County, Colorado, Public Highway Authority,
Capital Improvement Trust Fund, Highway Revenue Bonds
(E-470 Project), Pre-Refunded to 8/31/2005 @ 103,
7.00% ...............................................       5,000,000            8/31/2026              5,613,950
                                                                                                     ------------
                                                                                                       10,770,745
                                                                                                     ------------
CONNECTICUT 6.9%

State of Connecticut, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, 1991 Series
A, 6.50% ............................................       1,500,000           10/01/2012              1,677,645

Connecticut Development Authority, Pollution Control
Refunding Bonds, (Pfizer Inc. Project - 1982 Series),
6.55% ...............................................       2,500,000            2/15/2013              2,631,475

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, University of
Hartford Issue, Series D, 6.80% .....................       5,000,000            7/01/2022              5,046,650

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, 6.00% ......................       1,465,000            7/01/2023              1,397,244
State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, Pre-Refunded to 7/1/2023 @
98.25, 6.00%                                                3,000,000            7/01/2023              3,152,820

Connecticut Development Authority, Aquarium Project
Revenue Bonds, (Mystic Marinelife Aquarium
Project-1997 Series A), 7.00% .......................       1,700,000           12/01/2027              1,704,471
                                                                                                     ------------
                                                                                                       15,610,305
                                                                                                     ------------
FLORIDA 12.5%

Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 A, 6.30% .......................................       2,005,000            5/01/2002              2,009,892

Heritage Harbor Development District, (Hillsborough
County, Florida), Special Assessment Revenue Bonds,
Series 1997B, 6.00% .................................       1,115,000            5/01/2003              1,106,080

Bayside Improvement Community Development District,
(Lee County, Florida), Capital Improvement, Revenue
Bonds, Series 1998A, 5.95% ..........................         825,000            5/01/2008                801,364

Orlando Utilities Commission, Water and Electric
Subordinated Revenue Bonds, Series D, 6.75% .........       5,000,000           10/01/2017              5,688,800

Bayside Improvement Community Development District,
(Lee County, Florida), Capital Improvement, Revenue
Bonds, Series 1998A, 6.30% ..........................         980,000            5/01/2018                922,013

Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 B, 6.90% .......................................         730,000            5/01/2019                734,752

North Springs Improvement District, (Broward County,
Florida), Special Assessment Bonds, Series 1997,
(Heron Bay Project), 7.00% ..........................         725,000            5/01/2019                729,662

Martin County, Florida, Pollution Control Revenue
Refunding Bonds, (Florida Power & Light Company
Project), Series 1990, MBIA Insured, 7.30% ..........       1,250,000            7/01/2020              1,275,000

Orange County, Florida, Health Facilities Authority,
First Mortgage Revenue Bonds, Series 1996, (Orlando
Lutheran Towers, Inc.), 8.75% .......................       5,000,000            7/01/2026              5,227,250

Volusia County Educational Facility Authority,
Educational Facilities Revenue Bonds, (Embry-Riddle
Aeronautical University Project), Series 1996A,
6.125% ..............................................       5,000,000           10/15/2026              4,938,350

Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9A, Series 1996A, 7.30% ..........       3,000,000            8/01/2027              3,137,190

Housing Authority of Lee County, Florida, Single
Family Mortgage Revenue Bonds, (Multi-County
Program), Series 1996A, Subseries 2, Subject to AMT,
7.50% ...............................................       1,035,000            9/01/2027              1,124,724

Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9B, Series 1999, 6.00% ...........         750,000            8/01/2029                673,485
                                                                                                     ------------
                                                                                                       28,368,562
                                                                                                     ------------
GEORGIA 8.4%

State of Georgia, General Obligation Bonds, Series
1992B, 6.25% ........................................       4,300,000            3/01/2011              4,713,359

State of Georgia, General Obligation Bonds, Series
1994E, 6.75% ........................................       1,000,000           12/01/2012              1,147,240

City of Atlanta, Airport General Revenue Refunding
Bonds, Series 2000C, Subject to AMT, FGIC Insured,
6.25%+ ..............................................       3,070,000            1/01/2014              3,249,718

Municipal Electric Authority of Georgia, Project One
Subordinated Bonds, Series 1998A, MBIA Insured, 5.25%       2,000,000            1/01/2014              1,984,740

Metropolitan Atlanta Rapid Transit Authority,
Georgia, Sales Tax Revenue Bonds, Refunding Series P,
AMBAC Insured, 6.25% ................................       4,700,000            7/01/2020              5,046,907

City of Atlanta, Airport General Revenue and
Refunding Bonds, Series 2000A, FGIC Insured, 5.50% ..       3,000,000            1/01/2026              2,919,840
                                                                                                     ------------
                                                                                                       19,061,804
                                                                                                     ------------
KENTUCKY 0.9%

County of Jefferson, Kentucky, Student Housing
Industrial Building Revenue Bonds, (Collegiate
Housing Foundation -- University of Louisville
Project), Series 1999A, 7.125% ......................       2,000,000            9/01/2029              1,943,640
                                                                                                     ------------
MAINE 1.7%

Finance Authority of Maine, Revenue Obligation
Securities, (Huntington Common Project), Series
1997A, 7.50% ........................................       4,000,000            9/01/2027              3,843,080
                                                                                                     ------------
MARYLAND 3.2%

Howard County, Maryland, Multifamily Mortgage
Refunding Bonds, Series 1994, (Chase Glen Project),
Mandatory Put 7/1/2004 @ 100, 7.00% .................       5,000,000            7/01/2024              5,294,450

County of Anne Arundel, Maryland, Special Obligation
Revenue Bonds, (Arundel Mills Project), 7.10% .......       2,000,000            7/01/2029              1,961,460
                                                                                                     ------------
                                                                                                        7,255,910
                                                                                                     ------------
MASSACHUSETTS 6.5%

Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Brookhaven Retirement
Community, Lexington-1994 Issue), Series A, 6.75% ...       4,500,000            1/01/2001              4,528,440

Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Berkshire Retirement
Community, Lenox-1994 Issue) Series A, 6.375% .......       1,500,000            7/01/2005              1,513,650

Massachusetts Bay Transportation Authority, General
Transportation System Bonds, 1994 Series A, Refunding
Bonds, 7.00% ........................................       3,385,000            3/01/2014              3,905,444

The Commonwealth of Massachusetts, General Obligation
Bonds, Consolidated Loan of 2000, Series B, 5.25% ...       3,000,000            6/01/2017              2,876,550

Massachusetts Industrial Finance Agency, (Marina Bay
LLC Project-1997 Issue), 7.50% ......................       2,000,000           12/01/2027              1,974,600
                                                                                                     ------------
                                                                                                       14,798,684
                                                                                                     ------------
MINNESOTA 0.7%

Minnesota Housing Finance Authority, Single Family
Mortgage Bonds, 1994 Series E, 5.90% ................       1,675,000            7/01/2025              1,670,645
                                                                                                     ------------
NEVADA 4.2%

Clark County School District, Nevada, General
Obligation (Limited Tax), Building and Renovation
Bonds, Series 1997B, FGIC Insured, 5.25% ............       5,045,000            6/15/2017              4,826,602

State of Nevada, General Obligation (Limited Tax)
Bonds, Nevada Municipal Bond Bank Project Nos. 49 and
50, Series November 1, 1995A, FGIC Insured, 5.50%           5,000,000           11/01/2025              4,795,350
                                                                                                     ------------
                                                                                                        9,621,952
                                                                                                     ------------
NEW HAMPSHIRE 2.5%

New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, Dartmouth
College Issue, Series 1993, 5.375% ..................       5,000,000            6/01/2023              4,750,450

New Hampshire Higher Educational and Health
Facilities Authority, Revenue Bonds, New Hampshire
College Issue, Series 1997, 6.375% ..................       1,000,000            1/01/2027                920,010
                                                                                                     ------------
                                                                                                        5,670,460
                                                                                                     ------------
NEW JERSEY 2.8%

New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, 1996 Series B, 5.00% ...       5,000,000            6/15/2017              4,689,900

New Jersey Turnpike Authority, Turnpike Revenue
Bonds, Series 2000 A, MBIA Insured, Series A, 5.50% .       1,800,000            1/01/2025              1,755,090
                                                                                                     ------------
                                                                                                        6,444,990
                                                                                                     ------------
NEW MEXICO 1.7%

City of Farmington, New Mexico, Pollution Control
Revenue Refunding Bonds, 1997 Series D, (Public
Service Company of New Mexico San Juan Project),
6.375% ..............................................       4,000,000            4/01/2022              3,781,960
                                                                                                     ------------
NEW YORK 9.4%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ...............................       5,000,000           10/01/2011              5,200,800

The City of New York, New York, General Obligation
Bonds, Fiscal 1992 Series B, 7.75% ..................       3,000,000            2/01/2012              3,184,200

New York Local Government Assistance Corp., (A Public
Benefit Corporation of the State of New York), Series
1993E Refunding Bonds, 6.00% ........................       3,000,000            4/01/2014              3,193,710

Dormitory Authority of the State of New York,
Department of Health of the State of New York,
Revenue Bonds, Series 1996, 5.75% ...................       5,000,000            7/01/2017              5,003,100

Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, Subject to AMT, MBIA Insured,
5.75% ...............................................       2,000,000           12/01/2022              1,975,080

Suffolk County Industrial Development Agency, (New
York), Civic Facility Revenue Bonds, Series 1999A,
(The Southampton Hospital Association Civic
Facility), 7.25% ....................................       1,000,000            1/01/2030                906,170

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2000,
Series B, 6.00% .....................................       1,750,000            6/15/2033              1,777,982
                                                                                                     ------------
                                                                                                       21,241,042
                                                                                                     ------------
NORTH CAROLINA 3.0%

North Carolina Eastern Municipal Power Agency, Power
System Revenue Bonds, Series 1999D, 6.70% ...........       1,500,000            1/01/2019              1,514,595

North Carolina Housing Finance Agency, Multifamily
Revenue Refunding Bonds, (1992 Refunding Bond
Resolution), Series B, 6.90%* .......................       5,000,000            7/01/2024              5,222,650
                                                                                                     ------------
                                                                                                        6,737,245
                                                                                                     ------------
OHIO 1.0%

County of Miami, Ohio, Hospital Facilities Revenue
Refunding and Improvement Bonds, Series 1996A, (Upper
Valley Medical Center), 6.25% .......................       2,500,000            5/15/2016              2,257,675
                                                                                                     ------------
PENNSYLVANIA 4.0%

Montgomery County Industrial Development Authority,
Health Facilities Revenue Bonds, Series of 1993,
(ECRI Project), 6.40% ...............................         370,000            6/01/2003                372,494

Montgomery County Higher Education and Health
Authority, Pennsylvania, Northwestern Corp., 6.50% ..         940,000            6/01/2004                992,790

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds,
(Northampton Generating Project), Series 1994A, 6.40%       2,500,000            1/01/2009              2,415,625

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds, (Colver
Project), Series 1994D, Subject to AMT, 7.05% .......       1,000,000           12/01/2010              1,022,500

Allegheny County, Pennsylvania, Hospital Development
Authority, Health Center Revenue Bonds, Series 1998A,
(UPMC Health System), MBIA Insured, 4.50% ...........       2,255,000            8/01/2015              1,945,231

Pennsylvania Economic Development Financing
Authority, (Northwestern Human Services, Inc.
Project), Revenue Bonds, 1998 Series A, 5.25% .......       3,000,000            6/01/2028              2,353,710
                                                                                                     ------------
                                                                                                        9,102,350
                                                                                                     ------------
PUERTO RICO 1.9%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue Bonds, Series A, AMBAC
Insured, 0.00% ......................................       1,765,000            7/01/2016                724,303

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, Series 1999, (General Obligation,
Bonds),
5.25% ...............................................       2,000,000            7/01/2017              1,958,200

Puerto Rico Highway and Transportaion Authority,
Transportation Revenue Bonds, Series B, AMBAC
Insured, 5.75% ......................................       1,500,000            7/01/2019              1,528,125
                                                                                                     ------------
                                                                                                        4,210,628
                                                                                                     ------------
TENNESSEE 1.4%

City of Memphis, Tennessee, Water Division Revenue
Refunding Bonds, Series of 1992-A, Pre-Refunded to 1/
01/2012 @ 95.75, 6.00% ..............................       3,000,000            1/01/2012              3,112,200
                                                                                                     ------------
TEXAS 3.8%

Texas Municipal Power Agency, Refunding Revenue
Bonds, Series 1991A, AMBAC Insured, 6.75% ...........       1,000,000            9/01/2012              1,037,830

Amarillo, Texas, Health Facilities Corporation,
Hospital Revenue Bonds, (Baptist St. Anthony's,
Hospital Corporation Project), Series 1998, FSA
Insured, 5.50% ......................................       2,830,000            1/01/2014              2,848,735

Texas Public Finance Authority, State of Texas
General Obligation Refunding Bonds, Series 1997,
0.00% ...............................................       5,000,000           10/01/2014              2,249,500

Texas Water Development Board, State Revolving Fund,
Senior Lien Revenue Bonds, Program Series 1998A,
4.75% ...............................................       1,000,000            7/15/2020                860,780

City of Dallas, Texas (Dallas, Denton, Collin and
Rockwall Counties), Waterworks & Sewer System,
Revenue Refunding Bonds, Series 1998, FSA Insured,
5.00% ...............................................       1,900,000           10/01/2029              1,655,394
                                                                                                     ------------
                                                                                                        8,652,239
                                                                                                     ------------
UTAH 1.2%

Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, 1996 Series A, 6.15% .......       2,500,000            7/01/2014              2,613,725
                                                                                                     ------------
WISCONSIN 1.2%

Southeast Wisconsin Professional Baseball Park
District, Sales Tax Revenue Refunding Bonds, Series
1998A, MBIA Insured, 5.50% ..........................       2,800,000           12/15/2016              2,827,104
                                                                                                     ------------
Total Municipal Bonds (Cost $220,016,561)  ...............................................            225,466,069
                                                                                                     ------------
SHORT-TERM OBLIGATIONS 0.5%

Long Island Power Authority, Electric System General
Revenue Bonds, Series 1998A, 4.25% ..................         600,000            5/30/2000(+)             600,000

New York Job Development Authority, Unit Priced
Demand Adjustable Special Purpose Bonds, 1989, Series
B-1 through B-21, 4.60% .............................         600,000            6/16/2000(+)             600,000
                                                                                                     ------------
Total Short-Term Obligations (Cost $1,200,000) ...........................................              1,200,000
                                                                                                     ------------
Total Investments (Cost $221,216,561) - 100.0% ...........................................            226,666,069

Other Assets, Less Liabilities - 0.0% ....................................................                 26,964
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $226,693,033
                                                                                                     ============

Federal Income Tax Information:
At June 30, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $221,216,561 was as follows: Aggregate gross unrealized appreciation
for all investments in which there is an excess of value over tax cost ...................           $  7,890,884
Aggregate gross unrealized depreciation for all investments in which there is an excess
of tax cost over value ...................................................................             (2,441,376)
                                                                                                     ------------
                                                                                                     $  5,449,508
                                                                                                     ============
(+) Interest rates on these obligations may reset daily.
  + The delivery and payment of this security is beyond the normal settlement time.
    The purchase price and interest rate are fixed at the trade date although interest is not earned until settlement date.
  * A portion of this security is being used to collateralize the delayed delivery purchase noted above. The total market value of segregated securities is $3,446,949.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $221,216,561) (Note 1) .........       $226,666,069
Interest receivable ........................................          4,314,143
Receivable for fund shares sold ............................            123,053
Other assets ...............................................             28,361
                                                                   ------------
                                                                    231,131,626
LIABILITIES
Payable for securities purchased ...........................          3,214,725
Payable for fund shares redeemed ...........................            476,895
Dividends payable ..........................................            261,598
Accrued management fee (Note 2) ............................            206,327
Accrued distribution and service fees (Note 4) .............            167,633
Payable to custodian .......................................             31,485
Accrued trustees' fees (Note 2) ............................             12,865
Accrued transfer agent and shareholder services
  (Note 2) .................................................             12,464
Other accrued expenses .....................................             54,601
                                                                   ------------
                                                                      4,438,593
                                                                   ------------
NET ASSETS                                                         $226,693,033
                                                                   ============
Net Assets consist of:
  Distribution in excess of net investment income ..........       $    (15,552)
  Unrealized appreciation of investments ...................          5,449,508
  Accumulated net realized loss ............................         (3,400,078)
  Paid-in capital ..........................................        224,659,155
                                                                   ------------
                                                                   $226,693,033
                                                                   ============
Net Asset Value and redemption price per share of
  Class A shares
  ($166,512,800 / 21,078,941 shares) .......................              $7.90
                                                                          =====
Maximum Offering Price per share of Class A shares
  ($7.90 / .955) ...........................................              $8.27
                                                                          =====
Net Asset Value and offering price per share of
   Class B(1) shares
  ($8,029,319 / 1,017,852 shares)* .........................              $7.89
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares
  ($41,241,067 / 5,222,136 shares)* ........................              $7.90
                                                                          =====
Net Asset Value and offering price per share of
  Class C shares
  ($2,074,161 / 262,700 shares)* ...........................              $7.90
                                                                          =====
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($8,835,686 / 1,121,472 shares) ..........................              $7.88
                                                                          =====
-------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
Interest ........................................................  $6,997,349
EXPENSES
Management fee (Note 2) .........................................     628,066
Transfer agent and shareholder services (Note 2) ................     294,995
Distribution and service fees - Class A (Note 4) ................     222,545
Distribution and service fees - Class B(1) (Note 4) .............      36,948
Distribution and service fees - Class B (Note 4) ................     216,401
Distribution and service fees - Class C (Note 4) ................      10,064
Custodian fee ...................................................      77,927
Registration fees ...............................................      25,630
Reports to shareholders .........................................      22,833
Trustees' fees (Note 2) .........................................      12,865
Audit fee .......................................................      10,247
Legal fees ......................................................       8,780
Miscellaneous ...................................................      10,925
                                                                   ----------
                                                                    1,578,226
Fees paid indirectly (Note 2) ...................................      (8,209)
                                                                   ----------
                                                                    1,570,017
                                                                   ----------
Net investment income ...........................................   5,427,332
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments (Notes 1 and 3) ................    (235,236)
Net unrealized appreciation of investments ......................   3,249,963
                                                                   ----------
Net gain on investments .........................................   3,014,727
                                                                   ----------
Net increase in net assets resulting from operations ............  $8,442,059
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                              YEAR ENDED             JUNE 30, 2000
                                                          DECEMBER 31, 1999            (UNAUDITED)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ...................................   $  12,167,629             $   5,427,332
Net realized loss on  investments .......................      (2,872,611)                 (235,236)
Net unrealized appreciation (depreciation) of investments     (21,518,684)                3,249,963
                                                            -------------             -------------
Net increase (decrease) resulting from operations .......     (12,223,666)                8,442,059
                                                            -------------             -------------
Dividends from net investment income:
  Class A ...............................................      (9,253,146)               (4,112,524)
  Class B(1) ............................................        (192,041)                 (153,986)
  Class B ...............................................      (2,240,643)                 (908,151)
  Class C ...............................................        (109,322)                  (42,118)
  Class S ...............................................        (521,744)                 (226,105)
                                                            -------------             -------------
                                                              (12,316,896)               (5,442,884)
                                                            -------------             -------------
Distribution from capital gains:
  Class A ...............................................        (107,548)                     --
  Class B(1) ............................................          (1,482)                     --
  Class B ...............................................         (31,516)                     --
  Class C ...............................................          (1,853)                     --
  Class S ...............................................          (5,672)                     --
                                                            -------------             -------------
                                                                 (148,071)                     --
                                                            -------------             -------------
Net decrease from fund share
  transactions (Note 5) .................................     (17,470,478)              (18,059,196)
                                                            -------------             -------------
Total decrease in net assets ............................     (42,159,111)              (15,060,021)
NET ASSETS
Beginning of period .....................................     283,912,165               241,753,054
                                                            -------------             -------------
End of period (including overdistributed net
  investment income of $0 and $15,552, respectively) ....   $ 241,753,054             $ 226,693,033
                                                            =============             =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2000

NOTE 1
State Street Research Tax-Exempt Fund (the "Fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund.

The investment objective of the Fund is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the Fund invests primarily in tax-exempt debt obligations which the investment manager believes will not involve undue risk.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50%. From January 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual distribution and service fee equal to 0.30% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the Fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 1999, the Fund had a capital loss carryforward of $2,354,630 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2007.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through December 31, 1999, the Fund incurred net capital losses of approximately $521,000 and it intends to defer and treat such losses as arising in the fiscal year ended December 31, 2000.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended June 30, 2000, there were no loaned securities.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2000, the fees pursuant to such agreement amounted to $628,066.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the
"Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 2000, the amount of such expenses was $121,968.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of invested cash balances were used to reduce a portion of the Fund's expense. During the six months ended June 30, 2000 the Fund's transfer agent fees were reduced by $8,209 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $12,865 during the six months ended June 30, 2000.

NOTE 3
For the six months ended June 30, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $22,307,830 and $37,843,081, respectively.

NOTE 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, beginning May 1, 2000, the Fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2000, fees pursuant to such plans amounted to $222,545, $36,948, $216,401 and $10,064 for Class A, Class B(1), Class B and
Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $38,545 and $96,789, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 2000, and that MetLife Securities, Inc. earned commissions aggregating $47,999, $11,194 and $830 on sales of Class B (1), Class B and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $18,118 and $81,933 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 2000, MetLife owned 58,578 Class B(1) shares of the Fund.

Share transactions were as follows:

                                                                               SIX MONTHS ENDED
                                                YEAR ENDED                      JUNE 30, 2000
                                             DECEMBER 31, 1999                    (UNAUDITED)
                                        ----------------------------    ----------------------------
CLASS A                                      SHARES         AMOUNT           SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................      2,784,790    $ 23,319,872       1,257,746    $  9,791,348
Issued upon reinvestment of:
  Dividends from net investment income        829,824       6,823,439         381,747       2,979,930
  Distribution from capital gains ....         10,798          91,782            --              --
Shares redeemed ......................     (5,352,945)    (43,867,939)     (2,918,281)    (22,724,614)
                                         ------------    ------------    ------------    ------------
Net decrease .........................     (1,727,533)   $(13,632,846)     (1,278,788)   $ (9,953,336)
                                         ============    ============    ============    ============

CLASS B(1)                                   SHARES         AMOUNT           SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................      1,082,836    $  9,016,561         202,859    $  1,575,086
Issued upon reinvestment of:
  Dividend from net investment income          15,240         123,875          14,751         115,095
  Distribution from capital gains ....            162           1,378            --              --
Shares redeemed ......................       (144,435)     (1,172,529)       (153,561)     (1,194,418)
                                         ------------    ------------    ------------    ------------
Net increase .........................        953,803    $  7,969,285          64,049    $    495,763
                                         ============    ============    ============    ============

CLASS B                                      SHARES         AMOUNT           SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................        318,951    $  2,618,460          51,686    $    406,708
Issued upon reinvestment of:
  Dividends from net investment income        203,563       1,672,239          86,590         675,827
  Distribution from capital gains ....          3,151          26,778            --              --
Shares redeemed ......................     (1,664,723)    (13,675,975)     (1,205,020)     (9,380,090)
                                         ------------    ------------    ------------    ------------
Net decrease .........................     (1,139,058)   $ (9,358,498)     (1,066,744)   $ (8,297,555)
                                         ============    ============    ============    ============

CLASS C                                      SHARES         AMOUNT           SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................         95,110    $    775,305          52,636    $    409,449
Issued upon reinvestment of:
  Dividends from net investment income          7,913          65,644           3,330          26,005
  Distribution from capital gains ....            143           1,217            --              --
Shares redeemed ......................       (306,854)     (2,544,914)        (55,890)       (435,593)
                                         ------------    ------------    ------------    ------------
Net increase (decrease) ..............       (203,688)   $ (1,702,748)             76    $       (139)
                                         ============    ============    ============    ============

CLASS S                                      SHARES         AMOUNT           SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................        555,027    $  4,645,771         264,613    $  2,052,832
Issued upon reinvestment of:
  Dividends from net investment income         30,227         248,226          14,448         112,519
  Distribution from capital gains ....            365           3,097            --              --
Shares redeemed ......................       (682,119)     (5,642,765)       (318,049)     (2,469,280)
                                         ------------    ------------    ------------    ------------
Net decrease .........................        (96,500)   $   (745,671)        (38,988)   $   (303,929)
                                         ============    ============    ============    ============

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                            CLASS A
                            -------------------------------------------------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31                           SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 2000
                                                 1995          1996          1997         1998          1999         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)             7.46          8.26          8.10          8.51          8.54          7.79
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income($)                          0.39          0.39          0.40          0.40          0.39          0.19
  Net realized and unrealized gain (loss)
    on investments and futures contracts($)         0.82         (0.16)         0.40          0.08         (0.75)         0.11
                                              ----------    ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)                1.21          0.23          0.80          0.48         (0.36)         0.30
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income($)          (0.41)        (0.39)        (0.39)        (0.41)        (0.39)        (0.19)
  Distributions from capital gains($)               --            --            --           (0.04)        (0.00)         --
                                              ----------    ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS($)                             (0.41)        (0.39)        (0.39)        (0.45)        (0.39)        (0.19)
                                              ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD($)                   8.26          8.10          8.51          8.54          7.79          7.90
                                              ==========    ==========    ==========    ==========    ==========    ==========
Total return(a) (%)                                16.58          2.93         10.17          5.79         (4.34)         3.92(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)        253,402       223,407       209,552       205,773       174,256       166,513
Expense ratio(%)                                    1.13          1.04          1.08          1.03          1.15          1.23(c)
Expense ratio after expense reductions (%)          1.13          1.04          1.08          1.02          1.15          1.22(c)
Ratio of net investment income to
   average net assets(%)                            4.95          4.82          4.91          4.69          4.64          4.91(c)
Portfolio turnover rate(%)                         97.32        125.24         60.48         36.22         24.60          9.83

                                                                                               CLASS B(1)
                                                                                    ----------------------------------
                                                                                     YEAR ENDED       SIX MONTHS ENDED
                                                                                    DECEMBER 31,       JUNE 30, 2000
                                                                                      1999(d)           (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                 8.54                 7.79
                                                                                     --------             --------
  Net investment income ($)                                                              0.32                 0.16
  Net realized and unrealized gain (loss) on investments and futures contracts ($)      (0.74)                0.10
                                                                                     --------             --------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                     0.42                 0.26
                                                                                     --------             --------
  Dividends from net investment income ($)                                              (0.33)               (0.16)
  Distribution from capital gains ($)                                                   (0.00)                --
                                                                                     --------             --------
TOTAL DISTRIBUTIONS ($)                                                                 (0.33)               (0.16)
                                                                                     --------             --------
NET ASSET VALUE, END OF PERIOD ($)                                                       7.79                 7.89
                                                                                     ========             ========
                                                                                        (5.05)                3.42(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                               7,428                8,029
Expense ratio (%)                                                                        1.90                 1.96(c)
Expense ratio after expense reductions (%)                                               1.90                 1.95(c)
Ratio of net investment income to average net assets (%)                                 3.89                 4.17(c)
Portfolio turnover rate (%)                                                             24.60                 9.83
----------------------------------------------------------------------------------------------------------------------

(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.
(d) January 1, 1999 (commencement of share class) to December 31, 1999.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                            CLASS B
                            -------------------------------------------------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31                           SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 2000
                                                 1995          1996          1997         1998          1999         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNINGOF PERIOD ($)             7.46          8.26          8.10          8.51          8.54          7.79
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income($)                          0.33          0.32          0.34          0.34          0.32          0.16
  Net realized and  unrealized gain (loss)
    on investments and futures contracts ($)        0.82         (0.15)         0.40          0.08         (0.74)         0.11
                                              ----------    ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)                1.15          0.17          0.74          0.42         (0.42)         0.27
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)         (0.35)        (0.33)        (0.33)        (0.35)        (0.33)        (0.16)
  Distributions from capital gains ($)              --            --            --           (0.04)        (0.00)         --
                                              ----------    ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                            (0.35)        (0.33)        (0.33)        (0.39)        (0.33)        (0.16)
                                              ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                  8.26          8.10          8.51          8.54          7.79          7.90
                                              ==========    ==========    ==========    ==========    ==========    ==========
Total return(a) (%)                                15.72          2.15          9.35          5.01         (5.05)         3.54(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         51,827        51,710        54,093        63,445        49,002        41,241
Expense ratio (%)                                   1.88          1.79          1.83          1.78          1.90          1.96(c)
Expense ratio after expense reductions (%)          1.88          1.79          1.83          1.77          1.90          1.95(c)
Ratio of net investment income to average
  net assets (%)                                    4.19          4.07          4.15          3.93          3.88          4.18(c)
Portfolio turnover rate (%)                        97.32        125.24         60.48         36.22         24.60          9.83

                                                                            CLASS C
                            -------------------------------------------------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31                           SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 2000
                                                 1995          1996          1997         1998          1999         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)            7.46          8.25          8.10          8.50          8.54          7.79
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income($)                          0.33          0.32          0.34          0.33          0.32          0.16
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)        0.81         (0.14)         0.39          0.10         (0.74)         0.11
                                              ----------    ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)                1.14          0.18          0.73          0.43         (0.42)         0.27
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)         (0.35)        (0.33)        (0.33)        (0.35)        (0.33)        (0.16)
  Distributions from capital gains ($)              --            --            --           (0.04)        (0.00)         --
                                              ----------    ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                            (0.35)        (0.33)        (0.33)        (0.39)        (0.33)        (0.16)
                                              ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                  8.25          8.10          8.50          8.54          7.79          7.90
                                              ==========    ==========    ==========    ==========    ==========    ==========
Total return(a) (%)                                15.58          2.28          9.23          5.14         (5.04)         3.54(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)          4,183         2,889         2,836         3,982         2,046         2,074
Expense ratio (%)                                   1.88          1.79          1.83          1.78          1.90          1.96(c)
Expense ratio after expense reductions (%)          1.88          1.79          1.83          1.77          1.90          1.95(c)
Ratio of net investment income to average
  net assets (%)                                    4.13          4.06          4.16          3.86          3.88          4.18(c)
Portfolio turnover rate (%)                        97.32        125.24         60.48         36.22         24.60          9.83
-----------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             CLASS S
                            -------------------------------------------------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31                           SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 2000
                                                 1995          1996          1997         1998          1999         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)            7.45          8.24          8.09          8.49          8.52          7.77
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Net investment income($)                          0.40          0.39          0.42          0.42          0.40          0.20
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)        0.81         (0.13)         0.39          0.08         (0.74)         0.11
                                              ----------    ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)                1.21          0.26          0.81          0.50         (0.34)         0.31
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)         (0.42)        (0.41)        (0.41)        (0.43)        (0.41)        (0.20)
  Distributions from capital gains ($)              --            --            --           (0.04)        (0.00)         --
                                              ----------    ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                            (0.42)        (0.41)        (0.41)        (0.47)        (0.41)        (0.20)
                                              ----------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                  8.24          8.09          8.49          8.52          7.77          7.88
                                              ==========    ==========    ==========    ==========    ==========    ==========
Total return(a) (%)                                16.76          3.30         10.33          6.07         (4.11)         4.07(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         22,614         8,990         8,817        10,713         9,021         8,836
Expense ratio (%)                                   0.88          0.79          0.83          0.78          0.90          0.96(c)
Expense ratio after expense reductions (%)          0.88          0.79          0.83          0.77          0.90          0.95(c)
Ratio of net investment income to average
  net assets (%)                                    4.85          5.04          5.15          4.93          4.88          5.17(c)
Portfolio turnover rate (%)                        97.32        125.24         60.48         36.22         24.60          9.83
----------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of State Street Research Tax-Exempt Fund ("Fund"), a series of State Street Research Tax-Exempt Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                            VOTES (MILLIONS OF SHARES)
                                                            --------------------------
ACTION ON PROPOSAL                                            FOR    AGAINST   ABSTAIN
--------------------------------------------------------------------------------------
CLASS A SHARES
The Fund's current Rule 12b-1 Distribution
Plan was amended to increase the amount that may be
expended for the distribution of Class A shares .........     12.4     1.2       1.0

CLASS B SHARES
The Fund's current Rule 12b-1 Distribution Plan was
amended to increase the amount that may be
expended for the distribution of Class A shares .........      3.1     0.2       0.3

CLASS B(1) SHARES
The Fund's current Rule 12b-1 Distribution Plan was
amended to increase the amount that may be
expended for the distribution of Class A shares .........      0.4     0.1       0.0

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
TAX-EXEMPT FUND                            Chairman of the Board,                 Interim Chief Operating Officer,
One Financial Center                       President, Chief Executive             Chief Financial Officer,
Boston, MA 02111                           Officer and Treasurer                  Chief Administrative
                                                                                  Officer and Director,
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  State Street Research &
State Street Research &                    Vice President                         Management Company
Management Company
One Financial Center                       JOHN H. KALLIS                         BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board,
                                                                                  Chief Executive Officer and
DISTRIBUTOR                                THOMAS A. SHIVELY                      President, PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       DOUGLAS A. ROMICH                      Former Senior Vice President
Boston, MA 02111                           Assistant Treasurer                    for Finance and Operations
                                                                                  and Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       FRANCIS J. MCNAMARA, III               State University
State Street Research                      Secretary and General Counsel
Service Center                                                                    DEAN O. MORTON
P.O. Box 8408                              DARMAN A. WING                         Former Executive Vice President,
Boston, MA 02266-8408                      Assistant Secretary and                Chief Operating Officer and
1-87-SSR-FUNDS (1-877-773-8637)            Assistant General Counsel              Director, Hewlett-Packard Company

CUSTODIAN                                  SUSAN E. BREEN                         SUSAN M. PHILLIPS
State Street Bank and                      Assistant Secretary                    Dean, School of Business and
Trust Company                                                                     Public Management, George
225 Franklin Street                        AMY L. SIMMONS                         Washington University; former
Boston, MA 02110                           Assistant Secretary                    Member of the Board of Governors
                                                                                  of the Federal Reserve System and
LEGAL COUNSEL                                                                     Chairman and Commissioner of
Ropes & Gray                                                                      the Commodity Futures Trading
One International Place                                                           Commission
Boston, MA 02110
                                                                                  TOBY ROSENBLATT
                                                                                  President, Founders Investments Ltd.
                                                                                  President, The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH TAX-EXEMPT FUND                           ------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                                U.S. Postage
                                                                   PAID
                                                                Canton, MA
                                                                Permit #313
                                                                ------------



QUESTIONS? COMMENTS?
E-MAIL us at:
     info@ssrfunds.com
INTERNET site:
     www.StateStreetResearch.com
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Tax-Exempt Fund prospectus.

When used after September 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0801) SSR-LD                                   TE-2193-0800

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                             NEW YORK TAX-FREE FUND
                             ----------------------

                              SEMIANNUAL REPORT

                              June 30, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

`                             INVESTMENT UPDATE

                              About the fund,
                              economy and markets

                              FUND INFORMATION

                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                     FINANCIAL INTERMEDIARIES
                                                              1999
                                                    ---------------------------

                                                         For Excellence
                                                               in
                                                            Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a 4.8% pace during the first quarter of 2000, down significantly from the end of last year. Early indicators suggested that growth had slowed in the second quarter. However, the Department of Commerce reported growth at a slightly higher 5.2%.

o The Federal Reserve Board raised short-term interest rates three times during the six- month period. The federal funds rate now stands at 6.5%.

o Unemployment edged up to 4.1% toward the end of the period, the first increase in four years. Retail sales, car buying and housing starts all cooled considerably as consumer confidence weakened slightly.

THE MARKETS
o Equity markets trended downward over the first half of 2000. Stocks were volatile, and all key market indices ended lower. The Nasdaq sunk into bear market territory, ending the second quarter at -2.4%, while the S&P 500 returned -0.4%.(1)

o The yield on the bond market's new benchmark, the 10-year intermediate Treasury bond, fell from 6.4% to 6.0%. However, the bond market performance was generally lackluster during the period. Mortgage bonds remained steady, but high yield and corporate bonds were weak.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 2000, Class A shares of State Street Research New York Tax-Free Fund returned 3.76% (does not reflect sales charge).(2) The fund underperformed the Lehman Brothers Municipal Bond Index, which gained 4.48% over the same period.(1)

o Long-maturity bonds made a positive contribution to performance.

o It was a difficult period for New York bonds, whose call and maturity structure has been out of favor with the marketplace.

CURRENT STRATEGY
o We continue to emphasize high quality bonds with good liquidity.

o Our target duration is slightly longer than the Lehman Brothers Municipal Bond Index.

June 30, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) 3.38% for Class B(1) shares; 3.38% for Class B shares; 3.37% for Class C shares; 3.89% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 4.50% Class A share front-end sales charge or 5% Class B(1) or B shares or 1% Class C share contingent deferred sales charges, where applicable.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(6) The fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2000)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3),(4),(5),(6)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                    (since 7/5/89)      10 YEARS      5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                 5.52%           5.81%        3.88%           -3.60%
-----------------------------------------------------------------------------
Class B(1)              5.46%           5.74%        3.73%           -4.50%
-----------------------------------------------------------------------------
Class B                 5.46%           5.74%        3.73%           -4.62%
-----------------------------------------------------------------------------
Class C                 5.47%           5.75%        4.06%           -0.64%
-----------------------------------------------------------------------------
Class S                 6.14%           6.50%        5.10%            1.20%
-----------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3),(5),(6)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                    (since 7/5/89)      10 YEARS      5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                 5.97%           6.31%        4.84%            0.95%
-----------------------------------------------------------------------------
Class B(1)              5.47%           5.75%        4.07%            0.32%
-----------------------------------------------------------------------------
Class B                 5.47%           5.75%        4.07%            0.20%
-----------------------------------------------------------------------------
Class C                 5.47%           5.76%        4.06%            0.32%
-----------------------------------------------------------------------------
Class S                 6.15%           6.50%        5.10%            1.20%
-----------------------------------------------------------------------------

                                              TAXABLE
                                             EQUIVALENT
                                               YIELD
                                            (36% federal
                               YIELD        tax bracket)
----------------------------------------------------------
Class A                        4.56%           7.13%
----------------------------------------------------------
Class B(1)                     4.08%           6.38%
----------------------------------------------------------
Class B                        4.08%           6.38%
----------------------------------------------------------
Class C                        4.09%           6.39%
----------------------------------------------------------
Class S                        5.07%           7.92%
----------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 2000. While a substantial portion of income will be exempt from federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax. Investors should consult their tax adviser.

BOND QUALITY RATINGS*
(by percentage of net assets)

AAA                      28%
AA                       19%
A                        27%
BBB                      17%
BB                        9%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

*19% of the above bonds were not rated but were included among relevant rating categories as determined by the fund's manager.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

------------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                DATE               (NOTE 1)
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.4%
GENERAL OBLIGATION 18.4%
City of New York, General Obligation Bonds, Fiscal
1995 Series F, 6.375% ................................      $  815,000            2/15/2006           $   867,054

County of Onondaga, New York, General Improvement
(Serial) Bonds, 1992, 5.70% ..........................       2,000,000            4/01/2007             2,091,860

Commonwealth of Puerto Rico, General Obligation Public
Improvement Refunding Bonds, Series 1998, 5.25% ......       1,000,000            7/01/2012             1,005,300

County of Nassau, New York, General Obligation
Refunding Bonds, Series G, MBIA Insured, 5.45% .......       1,000,000            1/15/2015               996,010

Commonwealth of Puerto Rico, General Obligation Public
Improvement Refunding Bonds, Series 1995A, MBIA
Insured, 5.65% .......................................       1,000,000            7/01/2015             1,050,700

County of Monroe, New York, Public Improvement
Refunding Bonds, Series A, 6.00% .....................       1,535,000            3/01/2017             1,626,502

Commonwealth of Puerto Rico, General Obligation
Refunding Bonds, Series 1999, MBIA Insured, 0.00% ....       1,000,000            7/01/2017               384,300

City of New York, General Obligation Refunding Bonds,
Series H, 6.00% ......................................       1,500,000            8/01/2017             1,534,650

County of Orange, New York, Various Purposes Serial
Bonds-1997, 5.125% ...................................       1,000,000            9/01/2019               931,220
                                                                                                      -----------
                                                                                                       10,487,596
                                                                                                      -----------
AIRPORT 1.7%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, MBIA Insured, Subject to AMT,
5.75% ................................................       1,000,000           12/01/2022               987,540
                                                                                                      -----------
CERTIFICATES OF PARTICIPATION 2.1%

City of Syracuse, New York, (Syracuse Hancock
International Airport), Certificates of Participation,
Series 1992, Subject to AMT, 6.60% ...................       1,185,000            1/01/2006             1,230,729
                                                                                                      -----------
COLLEGE & UNIVERSITY 6.5%

Dormitory Authority of the State of New York, Canisius
College, Revenue Bonds, Series 1995, CapMAC Insured,
0.00% ................................................       1,550,000            7/01/2013               758,477

Dormitory Authority of the State of New York,
Montefiore Medical Center, FHA-Insured Mortgage
Hospital Revenue Bonds, Series 1996, AMBAC Insured,
5.25% ................................................       2,000,000            2/01/2015             1,938,560

Dormitory Authority of the State of New York, City
University System Consolidated, Series A, AMBAC
Insured, 5.625% ......................................       1,000,000            7/01/2016             1,027,120
                                                                                                      -----------
                                                                                                        3,724,157
                                                                                                      -----------
HOSPITAL/HEALTH CARE 7.5%

Dormitory Authority of the State of New York, Nyack
Hospital Revenue Bonds, Series 1996, 6.00% ...........       1,500,000            7/01/2006             1,494,780

Dormitory Authority of the State of New York, Mental
Health Services Facilities Improvement Revenue Bonds,
Series 1997B, 5.50% ..................................       1,000,000            8/15/2017               975,060

Suffolk County Industrial Development Agency. (New
York), Civic Facility Revenue Bonds, Series 1999A,
(The Southampton Hospital Association Civic Facility),
7.25% ................................................       2,000,000            1/01/2030             1,812,340
                                                                                                      -----------
                                                                                                        4,282,180
                                                                                                      -----------
LEASE 10.2%

Lyons Community Health Initatives Corp., Facility
Revenue Bonds, Series 1994, 6.55% ....................         470,000            9/01/2009               490,445

Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 1993 A, 5.50% .................................       2,500,000            5/15/2019             2,439,650

Lyons Community Health Initiatives Corp., (New York),
Facility Revenue Bonds, Series 1994, 6.80% ...........         940,000            9/01/2024               970,324

State of New York, Urban Development Corporation,
Correctional Capital Facilities, Series 6, FSA
Insured, 5.375% ......................................       1,000,000            1/01/2025               944,780

State of New York, Urban Development Corporation,
Corporate Purpose Subordinate Lien Bonds, 5.60% ......       1,000,000            7/01/2026               955,260
                                                                                                      -----------
                                                                                                        5,800,459
                                                                                                      -----------
LIFE CARE 12.0%

Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.70% ................................       1,430,000            6/01/2011             1,472,586

Orange County Industrial Development Agency Life Care
Community Revenue Bonds, The Glen Arden, Inc. Project
Series 1998, 5.625% ..................................       1,000,000            1/01/2018               823,200

City of Mount Vernon, New York, Industrial Development
Agency, Civic Facility Revenue Bonds, Series 1999,
(Wartburg Senior Housing, Incorporated/ Meadowview at
the Wartburg Civic Facility), 6.15% ..................       1,000,000            6/01/2019               876,520

County of Suffolk, New York, Industrial Development
Agency, Continuing Care Retirement Community, First
Mortgage Fixed Rate Revenue Bonds, (Jefferson's Ferry
Project-Series 1999A), 7.20% .........................       1,500,000           11/01/2019             1,467,690

Tompkins County Industrial Development Agency, Civic
Facility Revenue Bonds, Series 2000 Cornell University
Project, 5.625% ......................................       1,155,000            7/01/2020             1,143,369

Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.875% ...............................       1,000,000            6/01/2024             1,028,190
                                                                                                      -----------
                                                                                                        6,811,555
                                                                                                      -----------
MULTI-FAMILY HOUSING 1.8%

New York State Housing Finance Agency, Multi-Family
Housing Revenue Bonds, (Secured Mortgage Program),
1992 Series F, Subject to AMT, 6.625% ................       1,000,000            8/15/2012             1,037,480
                                                                                                      -----------
POWER 1.6%

Long Island Power Authority, Electric System General
Revenue Bonds, Series 1998A, FSA Insured, 0.00% ......       2,000,000           12/01/2014               891,420
                                                                                                      -----------
PRE-REFUNDED BONDS 4.0%

City of New York, General Obligation Bonds, Fiscal
1995 Series F, Pre-Refunded to 2/15/2005 @ 101, 6.375%
 ......................................................       1,095,000            2/15/2006             1,176,621

New York State Thruway Authority, Service Contract
Revenue Bonds, Pre-Refunded to 4/1/2005 @ 102, 6.25% .       1,000,000            4/01/2014             1,078,880
                                                                                                      -----------
                                                                                                        2,255,501
                                                                                                      -----------
SINGLE-FAMILY HOUSING 6.5%

State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 45, 7.20% ......................       2,000,000           10/01/2017             2,118,540

State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 55, 5.95% ......................       1,550,000           10/01/2017             1,565,128
                                                                                                      -----------
                                                                                                        3,683,668
                                                                                                      -----------
SPECIAL/SALES TAX 5.5%

New York Local Government Assistance Corp., (A Public
Benefit Corporation of the State of New York), Series
1993E Refunding Bonds, 6.00% .........................       2,000,000            4/01/2014             2,129,140

Virgin Islands Public Finance Authority, Revenue
Bonds, (Virgin Islands Gross Receipts Taxes Loan,
Note), Series 1999A, 6.375% ..........................       1,000,000           10/01/2019             1,007,450
                                                                                                      -----------
                                                                                                        3,136,590
                                                                                                      -----------
STRUCTURED FINANCINGS 5.5%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ................................       3,000,000           10/01/2011             3,120,480
                                                                                                      -----------
TOLL ROADS/TURNPIKE AUTHORITIES 1.8%

New York State Thruway Authority, Local Highway and
Bridge Service Contract Bonds Series 1999, 5.75% .....       1,000,000            4/01/2019             1,007,070
                                                                                                      -----------
TRANSIT/HIGHWAY 1.8%

New York City Transitional Finance Authority, Future
Tax Secured Bonds, Fiscal 2000 Series C, 5.875% ......       1,000,000           11/01/2017             1,024,320
                                                                                                      -----------
WATER & SEWER 11.5%

City of Niagara Falls, Niagara County, New York, Water
Treatment Plant Bonds, Series 1994, MBIA Insured,
Subject to AMT, 8.50% ................................       1,000,000           11/01/2006             1,183,370

New York State Environmental Facilities Corporation,
State Water Pollution Control, Revolving Fund Revenue
Bonds, Series 1994 D, (Pooled Loan Issue), 6.70% .....       2,000,000           11/15/2009             2,162,940

Commonwealth of Puerto Rico, Aqueduct and Sewer
Authority, General Revenue Bonds, 6.25% ..............       1,525,000            7/01/2012             1,675,060

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue Bonds, Fiscal 2000 Series B,
6.00% ................................................       1,500,000            6/15/2033             1,523,985
                                                                                                      -----------
                                                                                                        6,545,355
                                                                                                      -----------
Total Municipal Bonds (Cost $54,449,468) .......................................................       56,026,100
                                                                                                      -----------

SHORT-TERM OBLIGATIONS 0.2%

Long Island Power Authority, New York, Electric System
Subordinated Revenue Bonds, Series 6, 4.45% ..........         100,000            7/03/2000(+)            100,000
                                                                                                      -----------
Total Short-Term Obligations (Cost $100,000) ...................................................          100,000
                                                                                                      -----------
Total Investments (Cost $54,549,468) - 98.6% ...................................................       56,126,100

Cash and Other Assets, Less Liabilities - 1.4% .................................................          786,380
                                                                                                      -----------
Net Assets - 100.0% ............................................................................      $56,912,480
                                                                                                      ===========

Federal Income Tax Information:
At June 30, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $54,498,468 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value
  over tax cost ................................................................................      $ 1,887,767

Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
  cost over value ..............................................................................         (311,135)
                                                                                                      -----------
                                                                                                      $ 1,576,632
                                                                                                      ===========

----------------------------------------------------------------------------------------------------------------
(+) Interest rate on this obligation may reset daily.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $54,549,468) (Note 1) ..........      $56,126,100
Cash .......................................................           32,557
Receivable for securities sold .............................        2,021,460
Interest receivable ........................................          988,436
Receivable from Distributor (Note 3) .......................           48,512
Receivable for fund shares sold ............................            8,013

                                                                  -----------
                                                                   59,225,078
LIABILITIES
Payable for securities purchased ...........................        2,083,640
Accrued management fee (Note 2) ............................           51,972
Dividends payable ..........................................           46,888
Accrued distribution and service fees (Note 5) .............           37,494
Payable for fund shares redeemed ...........................           24,219
Accrued transfer agent and shareholder services
  (Note 2) .................................................           23,783
Accrued trustees' fees (Note 2) ............................            8,220
Other accrued expenses .....................................           36,382
                                                                  -----------
                                                                    2,312,598
                                                                  -----------
NET ASSETS                                                        $56,912,480
                                                                  ===========
Net Assets consist of:
  Undistributed net investment income ......................       $  103,485
  Unrealized appreciation of investments ...................        1,576,632
  Accumulated net realized loss ............................       (1,818,217)
  Paid-in capital ..........................................       57,050,580
                                                                  -----------
                                                                  $56,912,480
                                                                  ===========
Net Asset Value and redemption price per share of
   Class A shares
  ($18,013,572 / 2,302,673 shares) .........................            $7.82
                                                                        =====
Maximum Offering Price per share of Class A shares
  ($7.82 / .955) ...........................................            $8.19
                                                                        =====
Net Asset Value and offering price per share of
  Class B(1) shares ($3,627,997 / 463,765 shares)* .........            $7.82
                                                                        =====
Net Asset Value and offering price per share of
  Class B shares ($12,889,267 / 1,647,418 shares)* .........            $7.82
                                                                        =====
Net Asset Value and offering price per share of
  Class C shares ($728,081 / 92,979 shares)* ...............            $7.83
                                                                        =====
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($21,653,563 / 2,764,274 shares) .........................            $7.83
                                                                        =====

-----------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 2000 (Unaudited)

INVESTMENT INCOME
Interest ..................................................       $1,805,513

EXPENSES
Management fee (Note 2) ...................................          161,624
Transfer agent and shareholder services (Note 2) ..........           82,609
Custodian fee .............................................           58,886
Reports to shareholders ...................................           18,837
Legal fees ................................................           11,783
Audit fee .................................................            9,074
Trustees' fees (Note 2) ...................................            8,220
Registration fees .........................................            6,484
Distribution and service fees-Class A (Note 5) ............           24,629
Distribution and service fees-Class B(1) (Note 5) .........           18,072
Distribution and service fees-Class B (Note 5) ............           67,292
Distribution and service fees-Class C (Note 5) ............            3,705
Miscellaneous .............................................           12,939
                                                                  ----------
                                                                     484,154
Expenses borne by the Distributor (Note 3) ................         (117,934)
Fees paid indirectly (Note 2) .............................           (2,738)
                                                                  ----------
                                                                     363,482
                                                                  ----------
Net investment income .....................................        1,442,031
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ..........         (381,476)
Net unrealized appreciation of investments ................        1,061,267
                                                                  ----------
Net gain on investments ...................................          679,791
                                                                  ----------
Net increase in net assets resulting from operations ......       $2,121,822
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                         SIX MONTHS ENDED
                                                               YEAR ENDED                 JUNE 30, 2000
                                                            DECEMBER 31, 1999              (UNAUDITED)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ......................................   $  3,046,769                $  1,442,031
Net realized loss on investments
  and futures contracts ....................................     (1,386,549)                   (381,476)
Net unrealized appreciation (depreciation) of investments ..     (5,120,673)                  1,061,267
                                                               ------------                ------------
Net increase (decrease) resulting from
  operations ...............................................     (3,460,453)                  2,121,822
                                                               ------------                ------------
Dividends from net investment income:
  Class A ..................................................       (954,320)                   (448,062)
  Class B(1) ...............................................        (83,476)                    (74,437)
  Class B ..................................................       (638,590)                   (276,387)
  Class C ..................................................        (32,711)                    (15,249)
  Class S ..................................................     (1,299,386)                   (571,881)
                                                               ------------                ------------
                                                                 (3,008,483)                 (1,386,016)
                                                               ------------                ------------
Distribution from capital gains:
  Class A ..................................................        (81,525)                       --
  Class B(1) ...............................................         (3,858)                       --
  Class B ..................................................        (68,596)                       --
  Class C ..................................................         (4,565)                       --
  Class S ..................................................       (108,103)                       --
                                                               ------------                ------------
                                                                   (266,647)                       --
                                                               ------------                ------------
Net decrease from fund share
  transactions (Note 7) ....................................       (772,996)                 (8,045,661)
                                                               ------------                ------------
Total decrease in net assets ...............................     (7,508,579)                 (7,309,855)
NET ASSETS
Beginning of period ........................................     71,730,914                  64,222,335
                                                               ------------                ------------
End of period (including undistributed net investment income
  of $47,470 and $103,485, respectively) ...................   $ 64,222,335                $ 56,912,480
                                                               ============                ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2000

NOTE 1

State Street Research New York Tax-Free Fund (the "Fund"), is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research New York Tax-Free Fund and State Street Research Tax-Exempt Fund.

The investment objective of the Fund is to seek a high level of interest income exempt from federal income taxes and New York State and New York City personal income taxes. To achieve its investment objective, the Fund intends to invest primarily in securities which are issued by or on behalf of New York State or its political subdivisions and by other governmental entities.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50%. From January 1, 2000 to April 30, 2000, Class A shares paid a service fee equal to 0.25% of average daily net assets. Beginning May 1, 2000, Class A shares pay an annual distribution and service fee equal to 0.30% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the Fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 1999, the Fund had a capital loss carryforward of $1,037,719 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2007.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through December 31, 1999, the Fund incurred net capital losses of approximately $354,000 and it intends to defer and treat such losses as arising in the fiscal year ended December 31, 2000.

F. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records realized gain or loss equal to the differences between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended June 30, 2000, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2000, the fees pursuant to such agreement amounted to $161,624.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the
"Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 2000, the amount of such expenses was $21,497.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended June 30, 2000 the Fund's transfer agent fees were reduced by $2,738 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $8,220 during the six months ended June 30, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended June 30, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $117,934.

NOTE 4

For the six months ended June 30, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $9,056,527 and $16,852,981, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, beginning May 1, 2000, the Fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2000, fees pursuant to such plans amounted to $24,629, $18,072, $67,292 and $3,705 for Class A, Class B(1), Class B and Class
C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $6,207 and $22,241, respectively, on sales of Class A shares of the Fund during the six months ended June 30, 2000, and that MetLife Securities, Inc. earned commissions aggregating $18,108 on sales of Class B(1) shares, and that the Distributor collected contingent deferred sales charges aggregating $18,778 and $15,042 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

NOTE 6

Under normal circumstances at least 80% of the Fund's net assets will be invested in New York Municipal Obligations. New York State and New York City face potential economic problems due to various financial, social, economic and political factors which could seriously affect their ability to meet continuing obligations for principal and interest payments. Also, the Fund is able to invest up to 25% of total assets in a single industry. Accordingly, the Fund's investments may be subject to greater risk than those in a fund with more restrictive concentration limits.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 2000, the Adviser owned 59,032 Class C shares and MetLife owned 58,907 Class B(1) shares of the Fund.

These transactions break down by share class as follows:

                                                                              SIX MONTHS ENDED
                                                   YEAR ENDED                   JUNE 30, 2000
                                                DECEMBER 31, 1999                 (UNAUDITED)
                                            --------------------------    --------------------------
CLASS A                                        SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold .............................       520,708    $ 4,275,370        150,244    $ 1,162,505
Issued upon reinvestment of:
    Dividends  from net investment income        89,495        727,617         43,030        332,436
    Distribution from capital gains .....         8,418         71,053           --             --
Shares redeemed .........................      (570,126)    (4,668,864)      (501,775)    (3,871,635)
                                            -----------    -----------    -----------    -----------
Net increase (decrease) .................        48,495    $   405,176       (308,501)   $(2,376,694)
                                            ===========    ===========    ===========    ===========

CLASS B(1)                                     SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold .............................       491,240    $ 4,036,956         69,541    $   536,463
Issued upon reinvestment of:
    Dividend from net investment income .         6,654         52,914          7,238         55,919
    Distribution from capital gains .....           405          3,418           --             --
Shares redeemed .........................        (6,295)       (50,855)      (105,018)      (813,351)
                                            -----------    -----------    -----------    -----------
Net increase (decrease) .................       492,004    $ 4,042,433        (28,239)   $  (220,969)
                                            ===========    ===========    ===========    ===========

CLASS B                                        SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold .............................        68,160    $   552,939         18,583    $   145,124
Issued upon reinvestment of:
    Dividends from net investment income         60,019        488,846         26,529        204,910
    Distribution from capital gains .....         7,405         62,502           --             --
Shares redeemed .........................      (460,551)    (3,763,001)      (335,321)    (2,580,491)
                                            -----------    -----------    -----------    -----------
Net decrease ............................      (324,967)   $(2,658,714)      (290,209)   $(2,230,457)
                                            ===========    ===========    ===========    ===========

CLASS C                                        SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold .............................        30,640    $   260,382          8,585    $    65,515
Issued upon reinvestment of:
    Dividends from net investment income          1,013          8,249            460          3,553
    Distribution from capital gains .....           207          1,749           --             --
Shares redeemed .........................       (68,855)      (580,972)       (10,706)       (82,626)
                                            -----------    -----------    -----------    -----------
Net decrease ............................       (36,995)   $  (310,592)        (1,661)   $   (13,558)
                                            ===========    ===========    ===========    ===========

CLASS S                                        SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold .............................        40,975    $   329,645         15,054    $   116,496
Issued upon reinvestment of:
    Dividends from net investment income        116,896        952,492         44,624        346,166
    Distribution from capital gains .....        11,241         94,986           --             --
Shares redeemed .........................      (448,885)    (3,628,422)      (475,606)    (3,666,645)
                                            -----------    -----------    -----------    -----------
Net decrease ............................      (279,773)   $(2,251,299)      (415,928)   $(3,203,983)
                                            ===========    ===========    ===========    ===========

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For a share outstanding throughout each period:

                                                                                    CLASS A
                                                 -----------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31                  SIX MONTHS ENDED
                                                 ------------------------------------------------------------- JUNE 30, 2000
                                                    1995        1996         1997         1998         1999      (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)              7.53         8.23         8.13         8.48         8.52         7.72
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Net investment income ($)*                          0.40         0.38         0.39         0.39         0.40         0.20
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)          0.71        (0.09)        0.35         0.09        (0.77)        0.09
                                                 ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)                  1.11         0.29         0.74         0.48        (0.37)        0.29
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Dividends from net investment income ($)           (0.41)       (0.39)       (0.39)       (0.40)       (0.40)       (0.19)

  Distributions from capital gains ($)                --           --           --          (0.04)       (0.03)        --
                                                 ---------    ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                              (0.41)       (0.39)       (0.39)       (0.44)       (0.43)       (0.19)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD($)                     8.23         8.13         8.48         8.52         7.72         7.82
                                                 =========    =========    =========    =========    =========    =========
Total return(a) (%)                                  15.11         3.68         9.22         5.92        (4.87)        3.76(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)           20,043       19,636       20,193       21,831       20,158       18,014
Expense ratio (%)*                                    1.10         1.10         1.10         1.12         1.11         1.13(d)
Expense ratio after expense reductions (%)*           1.10         1.10         1.10         1.10         1.10         1.12(d)
Ratio of net investment income to average
  net assets (%)*                                     5.07         4.76         4.88         4.55         4.54         5.03(d)
Portfolio turnover rate (%)                         109.74        89.14        50.92        32.86        43.02        15.45
* Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)             0.02         0.01         0.01         0.01         0.02         0.02


                                                                                                   CLASS B(1)
                                                                                -----------------------------------------------
                                                                                                               SIX MONTHS ENDED
                                                                                    YEAR ENDED                   JUNE 30, 2000
                                                                                DECEMBER 31, 1999(b)              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                 8.52                          7.72
                                                                                     --------                      --------
  Net investment income ($)*                                                             0.34                          0.17
  Net realized and unrealized gain (loss) on investments and futures contracts ($)      (0.77)                         0.09
                                                                                     --------                      --------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                    (0.43)                         0.26
                                                                                     --------                      --------
  Dividends from net investment income ($)                                              (0.34)                        (0.16)
  Distribution from capital gains ($)                                                   (0.03)                         --
                                                                                     --------                      --------
TOTAL DISTRIBUTIONS ($)                                                                 (0.37)                        (0.16)
                                                                                     --------                      --------
NET ASSET VALUE, END OF PERIOD ($)                                                       7.72                          7.82
                                                                                     ========                      ========
Total return(a) (%)                                                                     (5.58)                         3.38(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                               3,797                         3,628
Expense ratio (%)*                                                                       1.86                          1.86(d)
Expense ratio after expense reductions (%)*                                              1.85                          1.85(d)
Ratio of net investment income to average net assets (%)*                                3.88                          4.29(d)
Portfolio turnover rate (%)                                                             43.02                         15.45
* Reflects voluntary reduction of expenses per share of these
  amounts (Note 3) ($)                                                                   0.02                          0.02
------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(b) January 1, 1999 (commencement of share class) to December 31, 1999.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                    CLASS B
                                                 -----------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31                  SIX MONTHS ENDED
                                                 ------------------------------------------------------------- JUNE 30, 2000
                                                    1995        1996         1997         1998         1999      (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)              7.53         8.23         8.13         8.48         8.52         7.72
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Net investment income ($)*                          0.34         0.32         0.33         0.32         0.34         0.17
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)          0.71        (0.09)        0.35         0.10        (0.77)        0.09
                                                 ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)                  1.05         0.23         0.68         0.42        (0.43)        0.26
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Dividends from net investment income ($)           (0.35)       (0.33)       (0.33)       (0.34)       (0.34)       (0.16)
  Distributions from capital gains ($)                --           --           --          (0.04)       (0.03)        --
                                                 ---------    ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                              (0.35)       (0.33)       (0.33)       (0.38)       (0.37)       (0.16)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD($)                     8.23         8.13         8.48         8.52         7.72         7.82
                                                 =========    =========    =========    =========    =========    =========
Total return(a) (%)                                  14.26         2.91         8.41         5.14        (5.58)        3.38(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($  thousands)          15,084       16,824       17,426       19,273       14,957       12,889
Expense ratio (%)*                                    1.85         1.85         1.85         1.87         1.86         1.86(d)
Expense ratio after expense reductions (%)*           1.85         1.85         1.85         1.85         1.85         1.85(d)
Ratio of net investment income to average
  net assets (%)*                                     4.32         4.01         4.12         3.81         3.78         4.30(d)
Portfolio turnover rate (%)                         109.74        89.14        50.92        32.86        43.02        15.45
* Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                 0.02         0.01         0.01         0.01         0.02         0.02

                                                                                    CLASS C
                                                 -----------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31                  SIX MONTHS ENDED
                                                 ------------------------------------------------------------- JUNE 30, 2000
                                                    1995        1996         1997         1998         1999      (UNAUDITED)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)              7.53         8.23         8.13         8.49         8.52         7.73
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Net investment income ($)*                          0.35         0.32         0.34         0.32         0.35         0.17
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)          0.70        (0.09)        0.35         0.09        (0.77)        0.09
                                                 ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)                  1.05         0.23         0.69         0.41        (0.42)        0.26
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Dividends from net investment income ($)           (0.35)       (0.33)       (0.33)       (0.34)       (0.34)       (0.16)
  Distributions from capital gains ($)                --           --           --          (0.04)       (0.03)        --
                                                 ---------    ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                              (0.35)       (0.33)       (0.33)       (0.38)       (0.37)       (0.16)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD($)                     8.23         8.13         8.49         8.52         7.73         7.83
                                                 =========    =========    =========    =========    =========    =========
Total return(a) (%)                                  14.25         2.90         8.53         5.01        (5.46)        3.37(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)              651          622          805        1,122          731          728
Expense ratio (%)*                                    1.85         1.85         1.85         1.87         1.86         1.86(d)
Expense ratio after expense reductions (%)*           1.85         1.85         1.85         1.85         1.85         1.85(d)
Ratio of net investment income
  to average net assets (%)*                          4.35         4.03         4.11         3.80         3.78         4.30(d)
Portfolio turnover rate (%)                         109.74        89.14        50.92        32.86        43.02        15.45
* Reflects voluntary reduction of expenses
  per share of these amounts (Note 3)($)              0.02         0.01         0.01         0.01         0.02         0.02

----------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(b) January 1, 1999 (commencement of share class) to December 31, 1999.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                                    CLASS S
                                                 -----------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31                  SIX MONTHS ENDED
                                                 ------------------------------------------------------------- JUNE 30, 2000
                                                    1995        1996         1997         1998         1999      (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)              7.54         8.24         8.14         8.49         8.53         7.73
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Net investment income ($)*                          0.42         0.40         0.43         0.41         0.42         0.22
  Net realized and unrealized gain (loss)
    on investments and futures contracts ($)          0.71        (0.09)        0.33         0.09        (0.77)        0.08
                                                 ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)                  1.13         0.31         0.76         0.50        (0.35)        0.30
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Dividends from net investment income ($)           (0.43)       (0.41)       (0.41)       (0.42)       (0.42)       (0.20)
  Distributions from capital gains ($)                --           --           --          (0.04)       (0.03)        --
                                                 ---------    ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                              (0.43)       (0.41)       (0.41)       (0.46)       (0.45)       (0.20)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD($)                     8.24         8.14         8.49         8.53         7.73         7.83
                                                 =========    =========    =========    =========    =========    =========
Total return(a) (%)                                  15.37         3.93         9.48         6.18        (4.63)        3.89(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)           38,757       34,050       31,759       29,505       24,579       21,654
Expense ratio (%)*                                    0.85         0.85         0.85         0.87         0.86         0.86(d)
Expense ratio after expense reductions (%)*           0.85         0.85         0.85         0.85         0.85         0.85(d)
Ratio of net investment income to average
  net assets (%)*                                     5.33         5.01         5.13         4.81         4.79         5.29(d)
Portfolio turnover rate (%)                         109.74        89.14        50.92        32.86        43.02        15.45
* Reflects voluntary reduction of expenses
  per share of these amounts (Note 3)($)              0.02         0.01         0.01         0.01         0.02         0.02
-------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(b) January 1, 1999 (commencement of share class) to December 31, 1999.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
-------------------------------------------------------------------------------

A Special Meeting of Shareholders of State Street Research New York Tax-Free Fund ("Fund"), a series of State Street Research Tax-Exempt Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                                            VOTES (MILLIONS OF SHARES)
                                                                         -------------------------------
ACTION ON PROPOSAL                                                         FOR       AGAINST     ABSTAIN
--------------------------------------------------------------------------------------------------------
CLASS A SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that may be expended for the distribution
of Class A shares .......................................................  1.2         0.1         0.1

CLASS B SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that may be expended for the distribution
of Class A shares .......................................................  1.0         0.1         0.1

CLASS B(1) SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that may be expended for the distribution
of Class A shares .......................................................  0.2         0.0         0.0

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
NEW YORK TAX-FREE FUND                     Chairman of the Board,                 Chief Financial Officer,
One Financial Center                       President, Chief Executive             Chief Administrative Officer,
Boston, MA 02111                           Officer and Treasurer                  Director and Interim Chief
                                                                                  Operating Officer,
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  State Street Research &
State Street Research &                    Vice President                         Management Company
Management Company
One Financial Center                       JOHN H. KALLIS                         BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board
                                                                                  Chief Executive Officer and
DISTRIBUTOR                                THOMAS A. SHIVELY                      President, PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       DOUGLAS A. ROMICH                      Former Senior Vice President
Boston, MA 02111                           Assistant Treasurer                    for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       FRANCIS J. MCNAMARA, III               State University
State Street Research                      Secretary and General Counsel
Service Center                                                                    DEAN O. MORTON
P.O. Box 8408                              DARMAN A. WING                         Former Executive Vice President,
Boston, MA 02266-8408                      Assistant Secretary and                Chief Operating Officer
1-87-SSR-FUNDS (1-877-773-8637)            Assistant General Counsel              and Director, Hewlett-Packard
                                                                                  Company
CUSTODIAN                                  SUSAN E. BREEN
State Street Bank and                      Assistant Secretary                    SUSAN M. PHILLIPS
Trust Company                                                                     Dean, School of Business and
225 Franklin Street                        AMY L. SIMMONS                         Public Management, George
Boston, MA 02110                           Assistant Secretary                    Washington University; former
                                                                                  Member of the Board of Governors
LEGAL COUNSEL                                                                     of the Federal Reserve System and
Ropes & Gray                                                                      Chairman and Commissioner of
One International Place                                                           the Commodity Futures Trading
Boston, MA 02110                                                                  Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH NEW YORK TAX-FREE FUND                    ------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                                U.S. Postage
                                                                   PAID
                                                                Canton, MA
                                                                Permit #313
                                                                ------------



QUESTIONS? COMMENTS?
E-MAIL us at:
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CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or
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     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research New York Tax-Free Fund prospectus.

When used after September 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0801) SSR-LD                                 NYTF-2193-0800